Organization and Basis of Presentation - Transaction (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 31, 2017	Apr. 27, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Payments for acquisition			$ 4,005,000	$ 0
Value of shares issued					$ 90,780,000
Proceeds from issuance of preferred stock			$ 0	$ 95,000,000
Rosehill Operating
Related Party Transaction [Line Items]
Payments for acquisition		$ 35,000,000
Aggregate indebtedness		55,000,000
Proceeds from issuance		$ 60,600,000
Warrants exercisable (shares)		4,000,000
Tema
Related Party Transaction [Line Items]
Due from (due to) related parties, working capital adjustment	$ 2,400,000	$ 5,600,000
PIPE Investment
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		20,000
PIPE Investment | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		20,000
Rosemore Holdings
Related Party Transaction [Line Items]
Value of shares issued		$ 20,000,000
Class B Common Stock | Rosehill Operating
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		29,807,692
Class A Common Stock | Rosehill Operating
Related Party Transaction [Line Items]
Warrants exercisable (shares)		4,000,000
Series A Preferred Stock
Related Party Transaction [Line Items]
Proceeds from issuance of preferred stock					$ 95,000,000	$ 0	$ 0
Series A Preferred Stock | Rosehill Operating
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		20,000
Proceeds from issuance or sale of equity		$ 109,500,000
Proceeds from issuance of preferred stock		90,800,000
Proceeds from issuance of common stock		$ 18,700,000
Series A Preferred Stock | Rosehill Operating | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		20,000
Series A Preferred Stock | PIPE Investment
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		75,000
Proceeds from warrant exercises		$ 55,000,000
Series A Preferred Stock | PIPE Investment | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		20,000
Series A Preferred Stock | Rosemore Holdings
Related Party Transaction [Line Items]
Value of shares issued		$ 20,000,000
Private Placement | PIPE Investment
Related Party Transaction [Line Items]
Proceeds from issuance or sale of equity		$ 75,000,000
Private Placement | Class A Common Stock | PIPE Investment
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		5,000,000
Private Placement | Series A Preferred Stock | PIPE Investment
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		75,000
Stated interest rate of debt instrument (as a percent)		8.00%
Private Placement | Warrant | PIPE Investment
Related Party Transaction [Line Items]
Issuance of preferred stock and warrants (shares)		5,000,000
Proceeds from warrant exercises		$ 70,800,000
Tema
Related Party Transaction [Line Items]
Warrants exercisable (shares)		4,000,000
Variable Interest Entity, Primary Beneficiary | Rosehill Operating
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)					17.00%
Variable Interest Entity, Primary Beneficiary | Tema
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)		16.40%	18.00%
Variable Interest Entity, Primary Beneficiary | Tema | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)		16.00%
Variable Interest Entity, Not Primary Beneficiary | Tema
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)	83.00%	83.60%	82.00%		83.00%
Variable Interest Entity, Not Primary Beneficiary | Tema | Scenario, Previously Reported [Member]
Related Party Transaction [Line Items]
Ownership percentage in variable interest entity (as a percent)		84.00%